Summary of significant accounting policies - Analysis of Different Types of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Net revenues	$ 364,911	$ 342,564	$ 239,601
Subscription revenue
Net revenues
Net revenues	119,343	100,557	91,174
Live streaming revenue and other internet value-added services
Net revenues
Net revenues	122,157	122,372	53,614
Cloud computing service and product revenue
Net revenues
Net revenues	$ 123,411	$ 119,635	$ 94,813